Related Party Transactions - Additional Information (Details) - USD ($)	Dec. 02, 2021	Mar. 31, 2021	Feb. 09, 2021	Dec. 31, 2020	Dec. 02, 2020
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 300,000				$ 300,000
Outstanding balance of related party note			$ 118,000	$ 109,000
Maximum amount of loans payable to related party convertible in to shares.				$ 1,500,000
Purchase price, per share		$ 10.00		$ 10.00